LEASES (Tables)	9 Months Ended
Dec. 31, 2024
Leases [Abstract]
SCHEDULE OF SUPPLEMENTAL CONSOLIDATED BALANCE SHEET INFORMATION RELATED TO LEASES

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	March 31, 2024	December 31, 2024
	RMB	RMB

Operating leases

Right-of-use assets	168,418	194,388
Operating lease liabilities - current	12,310	14,563
Operating lease liabilities - non-current	154,846	180,920
Total operating lease liabilities	167,156	195,483

Finance leases

Right-of-use assets	1,339,537	1,346,728
Finance lease liabilities - current	51,160	183,852
Finance lease liabilities - non-current	1,191,246	1,141,118
Total finance lease liabilities	1,242,406	1,324,970

SCHEDULE OF SUPPLEMENTAL OF COMPREHENSIVE LOSS RELATED TO LEASES

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	17,490	20,115	19,058
Short-term lease expense	5,905	5,452	1,909
Total operating lease expenses	23,395	25,567	20,967
Finance lease expense:
Amortization expense	-	14,290	21,029
Interest expense	-	41,184	60,662
Total finance lease expenses	-	55,474	81,691
Total lease expenses	23,395	81,041	102,658

SCHEDULE OF SUPPLEMENTAL OTHER INFORMATION RELATED TO LEASE

Other information related to leases where the Group is the lessee was as follows:

	March 31, 2024	December 31, 2024

Weighted average remaining lease term
Operating leases	8.75	8.00
Finance leases	9.50	8.75
Weighted average incremental borrowing rate
Operating leases	4.30%	4.30%
Finance leases	6.60%	6.58%

SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Operating cash outflows from operating leases	10,231	18,011	16,701
Right-of-use assets obtained in exchange for operating lease liabilities	84,947	97,731	39,301
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	-	1,353,827	28,220

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of lease liabilities are as follows:

	December 31, 2024
	Finance lease	Operating lease
	RMB	RMB

Matured as of December 31, 2024	127,746	-
Fiscal year ended December 31, 2025	132,474	22,781
Fiscal year ended December 31, 2026	132,474	24,052
Fiscal year ended December 31, 2027	132,474	27,776
Fiscal year ended December 31, 2028	132,474	29,469
Fiscal year ended December 31, 2029	132,474	31,327
Thereafter	1,054,859	99,529
Total lease payments	1,844,975	234,934
Less: imputed interest	(520,005)	(39,451)
Total lease liabilities	1,324,970	195,483
Less: current portion	(183,852)	(14,563)
Non-current portion of lease liabilities	1,141,118	180,920